Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant, and Equipment Disclosure [Line Items]
Cost of plant in service	$ 557,954	$ 531,191
Accumulated depreciation related to commonly owned facilities	59,857	50,919
Expenditures	143,255	61,827
Contribution received	6,376	4,214
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	114,868	111,806
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	46,649	43,444
Depreciation expense	1,716	1,708
Distribution and transmission
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	2,018,039	885,087
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	72,484	28,779
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,076
Accumulated depreciation	$ 1,665	$ 1,321